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May 5, 1998

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: First Providian Life and Health Insurance Company Separate Account C Providian Marquee Variable Annuity (33-94210)
      Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus and statement of additional information for First Providian Life and Health Insurance Company Separate Account C (the "Registrant"), Providian Marquee Variable Annuity, pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 2 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement; and
2. the text of post-effective amendment no. 2 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 1998.

If you have any questions or need additional information, please contract me at
(502) 560-3009.

FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
SEPARATE ACCOUNT C (REGISTRANT)

By:  First Providian Life and Health Insurance Company

/s/ Gregory E. Miller-Breetz
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Gregory E. Miller-Breetz, Assistant Secretary